Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ 2,196	$ 2,040	$ 1,257
Deferred	77	(50)	345
Total income tax provision	$ 2,273	$ 1,990	$ 1,602